Fair Value Measurements: (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 180,986	$ 175,541
Marketable securities fair value total	180,986	175,541
Convertible notes and interest notes fair value level two	50,268,471	37,408,241
Convertible notes and interest notes fair value total	$ 50,268,471	$ 37,408,241